Schedule of Investments

July 31, 2019 (Unaudited)

Schedule of Investments LSV Emerging Markets Equity Fund

	Shares	Value (000)
Foreign Common Stock (91.8%)
Brazil (4.4%)
Banco do Brasil	4,800	$62
EDP - Energias do Brasil	9,200	46
JBS	4,500	29
MRV Engenharia e Participacoes	8,500	45
Porto Seguro	2,100	29
Qualicorp Consultoria e Corretora de Seguros	7,000	41
Sao Martinho	4,900	26

		278

Chile (0.5%)
AES Gener	117,000	29

China (3.1%)
China CITIC Bank, Cl H	83,000	46
Great Wall Motor, Cl H	63,500	44
Kunlun Energy	46,000	40
Powerlong Real Estate Holdings	54,000	33
Shanghai Pharmaceuticals Holding, Cl H	15,600	30

		193

Colombia (0.5%)
Interconexion Electrica ESP	6,100	33

Czech Republic (0.4%)
Philip Morris CR	40	24

Egypt (0.7%)
Eastern SAE	27,400	26
ElSewedy Electric	24,500	18

		44

Greece (0.6%)
Motor Oil Hellas Corinth Refineries	1,400	35

Hong Kong (25.4%)
Agile Group Holdings	22,000	28
Air China, Cl H	46,000	45
Anhui Conch Cement, Cl H	7,500	44
Asia Cement China Holdings	22,000	30
Bank of Communications, Cl H	79,000	58

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Hong Kong (continued)
Beijing Enterprises Holdings	9,000	$44
BOC Aviation(A)	3,600	31
BYD Electronic International	26,000	41
China BlueChemical	90,000	25
China Communications Construction, Cl H	23,000	19
China Everbright Bank, Cl H	80,000	36
China Hongqiao Group	63,000	46
China Medical System Holdings	29,000	28
China Minsheng Banking, Cl H	88,500	61
China Mobile	9,500	81
China Petroleum & Chemical, Cl H	98,000	63
China Railway Group, Cl H	42,000	30
China Railway Signal & Communication, Cl H(A)	27,000	18
China Reinsurance Group, Cl H	160,000	28
China Telecom, Cl H	144,000	65
China Traditional Chinese Medicine Holdings	46,000	21
Country Garden Holdings	36,000	49
Dongfeng Motor Group, Cl H	42,000	38
Far East Horizon	38,000	35
FIT Hon Teng(A)	63,000	26
Geely Automobile Holdings	30,000	46
Guangzhou Automobile Group, Cl H	36,000	37
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	10,000	41
Guangzhou R&F Properties	17,600	32
Huaneng Renewables, Cl H	98,000	27
IGG	18,000	17
Kingboard Laminates Holdings	27,500	23
Lonking Holdings	107,000	28
Nine Dragons Paper Holdings	43,000	35
People’s Insurance Group of China, Cl H	101,000	43
PICC Property & Casualty, Cl H	34,000	40
Shougang Fushan Resources Group	114,000	24
Sinopec Engineering Group, Cl H	30,000	24
Sinotruk Hong Kong	19,000	28
SITC International Holdings	29,000	32
YiChang HEC ChangJiang Pharmaceutical, Cl H(A)	3,800	19
Yuexiu Transport Infrastructure	40,000	32
Zhejiang Expressway, Cl H	23,000	22

Schedule of Investments

July 31, 2019 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Hong Kong (continued)
Zhongsheng Group Holdings	16,500	$46

		1,586

Hungary (0.6%)
Magyar Telekom Telecommunications	26,200	38

India (8.5%)
Bharat Petroleum	8,900	45
Birlasoft	10,100	11
Cyient	2,900	19
Gujarat State Fertilizers & Chemicals	15,900	19
HCL Technologies	3,000	45
Hexaware Technologies	3,400	18
Indiabulls Housing Finance	3,100	24
JK Paper	9,500	15
Jubilant Life Sciences	2,500	16
KPIT Technologies*	10,100	12
National Aluminium	37,500	25
Oil & Natural Gas	24,100	49
Persistent Systems	5,200	39
Power Finance*	19,900	32
Power Grid Corp of India	15,500	47
REC	19,400	40
Sonata Software	7,500	35
Torrent Power	8,700	38

		529

Indonesia (1.6%)
Bank Negara Indonesia Persero	67,200	40
Bukit Asam	81,200	16
United Tractors	13,900	25
Waskita Beton Precast	814,500	21

		102

Malaysia (1.8%)
AMMB Holdings	41,300	42
Bermaz Auto	49,200	31
RHB Bank	30,600	41

		114

Mexico (2.8%)
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand, Cl B	38,300	54
Fibra Uno Administracion	20,400	26

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Mexico (continued)
Grupo Financiero Banorte, Cl O	10,000	$50
Grupo Mexico	17,400	43

		173

Philippines (1.0%)
Metro Pacific Investments	388,200	37
PLDT	1,200	27

		64

Poland (1.1%)
Polskie Gornictwo Naftowe i Gazownictwo	15,700	23
Powszechny Zaklad Ubezpieczen	4,300	46

		69

Russia (3.1%)
Gazprom PJSC ADR	11,300	83
LUKOIL PJSC ADR	800	65
Mobile TeleSystems PJSC ADR	5,800	47

		195

Singapore (0.7%)
Yangzijiang Shipbuilding Holdings	42,100	44

South Africa (5.1%)
Absa Group	5,600	62
African Rainbow Minerals	2,800	35
Aspen Pharmacare Holdings	2,400	15
Astral Foods	1,500	17
Exxaro Resources	3,700	43
Group	4,100	32
Imperial Logistics	5,300	17
Mondi	1,400	31
Telkom SOC	5,400	32
Tsogo Sun Gaming	26,400	26
Tsogo Sun Hotels*	26,400	8

		318

South Korea (13.2%)
Daelim Industrial	300	27
DB Insurance	400	19
Hyundai Glovis	240	31
Hyundai Greenfood	2,800	29
Hyundai Home Shopping Network	300	24

Schedule of Investments

July 31, 2019 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
South Korea (continued)
Hyundai Marine & Fire Insurance	800	$19
Jejuair	800	18
Kia Motors	1,300	48
Korea United Pharm	1,300	22
KT&G	500	41
LG	700	42
Maeil Dairies	300	21
S&T Motiv	900	38
Samjin Pharmaceutical	800	18
Samsung Electronics	6,500	247
Samyang Holdings	300	17
SFA Engineering	700	22
Shinhan Financial Group	1,600	59
Silicon Works	800	26
SK Telecom	200	42
Vieworks	600	14

		824

Taiwan (11.0%)
Cathay Financial Holding	25,000	33
China Life Insurance	56,664	47
Chipbond Technology	15,000	30
Eva Airways	73,000	34
FLEXium Interconnect	9,000	28
Fubon Financial Holding	42,000	58
Globalwafers	4,000	43
Pou Chen	36,000	44
Primax Electronics	14,000	24
Radiant Opto-Electronics	10,000	40
Simplo Technology	4,000	31
Sino-American Silicon Products	13,000	36
Taiwan Business Bank	108,000	46
Topco Scientific	18,000	48
Tripod Technology	11,000	37
Yuanta Financial Holding	120,000	67
Zhen Ding Technology Holding	11,000	40

		686

Thailand (3.6%)
Hana Microelectronics	23,200	21
Krung Thai Bank	96,200	61
PTT Global Chemical	17,900	35
Quality Houses	394,900	39
Ratch Group	15,500	34
Vinythai	45,000	38

		228

Turkey (1.4%)
KOC Holding	16,500	55

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Turkey (continued)
Turkiye Sise ve Cam Fabrikalari	35,400	$31

		86

United Kingdom (0.7%)
MMC Norilsk Nickel PJSC ADR	2,000	46

TOTAL FOREIGN COMMON STOCK (Cost $5,856)		5,738

Foreign Preferred Stock (3.8%)
Brazil (3.3%)**
Banco do Estado do Rio Grande do Sul	7,900	49
Cia Paranaense de Energia	4,600	60
Itausa	15,000	49
Telefonica Brasil	3,900	53

		211

Colombia (0.5%)**
Banco Davivienda	2,300	29

TOTAL FOREIGN PREFERRED STOCK (Cost $210)		240

	Face Amount (000)
Repurchase Agreement (1.6%)
South Street Securities 2.300%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $103 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $97, 0.000% - 3.000%, 11/30/19 - 02/15/49; total market value $105)	$103	103

TOTAL REPURCHASE AGREEMENT (Cost $103)		103

Total Investments – 97.2% (Cost $6,169)		$6,081

Percentages are based on Net Assets of $6,254 (000).

Schedule of Investments

July 31, 2019 (Unaudited)

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

*	Non-income producing security.
**	No rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The following is a list of the level of inputs used as of July 31, 2019, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Foreign Common Stock
Brazil	$278	$–	$–	$278
Chile	29	–	–	29
China	–	193	–	193
Colombia	33	–	–	33
Czech Republic	–	24	–	24
Egypt	–	44	–	44
Greece	35	–	–	35
Hong Kong	–	1,586	–	1,586
Hungary	–	38	–	38
India	–	529	–	529
Indonesia	–	102	–	102
Malaysia	–	114	–	114
Mexico	173	–	–	173
Philippines	–	64	–	64
Poland	–	69	–	69
Russia	–	195	–	195
Singapore	–	44	–	44
South Africa	26	292	–	318
South Korea	21	803	–	824
Taiwan	–	686	–	686
Thailand	–	228	–	228
Turkey	–	86	–	86
United Kingdom	–	46	–	46

Total Foreign Common Stock	595	5,143	–	5,738

Total Foreign Preferred Stock	240	–	–	240

Total Repurchase Agreement	–	103	–	103

Total Investments in Securities	$835	$5,246	$–	$6,081

‡ Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays.

For the period ended July 31, 2019, there were transfers of $5,143(000) from Level 1 to Level 2 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended July 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“are $0 or have been rounded to $0.

LSV-QH-008-0200

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